523661.9





                              [GRAPHIC OMITED]



February 25, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------
Attn:  Filing Desk
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     RE:     PC&J PRESERVATION FUND, FILES NOS. 2-95285 AND 811-04204
             --------------------------------------------------------

Dear Sir/Madam:

     On behalf of PC&J Preservation Fund (the "Trust"), a registered investment company, we hereby submit, via electronic filing, Post-Effective Amendment No. 29 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to provide current financial statements and other updated information regarding the Trust and to comply with the new form N-1A statutory and summary prospectus requirements. All changes are marked.

     If you have any questions, please contact JoAnn M. Strasser at (513) 352-6725.

     Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP